UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Patrick F. Quan

American Funds Fundamental Investors

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Fundamental Investors® Investment portfolio March 31, 2014

unaudited

Common stocks 95.67%
		Value
Financials 16.78%	Shares	(000)

Wells Fargo & Co.	23,465,916	$ 1,167,195
JPMorgan Chase & Co.	17,190,000	1,043,605
American Express Co.	9,770,000	879,593
Capital One Financial Corp.	9,710,000	749,224
Berkshire Hathaway Inc., Class A1	3,330	623,876
CME Group Inc., Class A	8,007,600	592,642
ACE Ltd.	4,700,000	465,582
Moody’s Corp.	5,420,000	429,914
Weyerhaeuser Co.[1]	14,000,107	410,903
Legal & General Group PLC[2]	119,784,921	409,359
Citigroup Inc.	8,250,000	392,700
BlackRock, Inc.	1,150,000	361,652
Charles Schwab Corp.	12,565,000	343,401
McGraw Hill Financial, Inc.	4,405,000	336,102
Goldman Sachs Group, Inc.	2,020,000	330,977
Deutsche Bank AG2	6,919,000	309,492
Equity Residential, shares of beneficial interest	4,926,804	285,705
SunTrust Banks, Inc.	7,000,000	278,530
Aon PLC, Class A	2,860,000	241,041
American International Group, Inc.	4,666,700	233,382
CNO Financial Group, Inc.[3]	11,900,000	215,390
KeyCorp	14,060,000	200,214
XL Group PLC	6,000,000	187,500
American Tower Corp.	2,000,000	163,740
Svenska Handelsbanken AB, Class A2	2,790,000	140,221
Leucadia National Corp.	4,589,846	128,516
U.S. Bancorp	2,672,000	114,522
Hospitality Properties Trust	3,693,018	106,063
Crown Castle International Corp.	1,251,522	92,337
Digital Realty Trust, Inc.	1,665,000	88,378
AXA SA2	800,000	20,829
Sumitomo Mitsui Financial Group, Inc.[2]	400,000	17,051
Industrial and Commercial Bank of China Ltd., Class H2	21,986,000	13,531
		11,373,167

Consumer discretionary 16.14%

Amazon.com, Inc.[1]	6,807,800	2,290,961
Comcast Corp., Class A	32,930,000	1,647,159
Home Depot, Inc.	17,439,500	1,379,988
Time Warner Inc.	13,217,000	863,467
Walt Disney Co.	10,140,000	811,910
Twenty-First Century Fox, Inc., Class A	21,500,000	687,355
Expedia, Inc.	4,891,000	354,597
Carnival Corp., units	7,920,000	299,851
Macy’s, Inc.	5,000,000	296,450
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Marriott International, Inc., Class A	4,693,545	$ 262,932
CBS Corp., Class B	4,125,000	254,925
NIKE, Inc., Class B	3,400,000	251,124
Viacom Inc., Class B	2,500,000	212,475
Johnson Controls, Inc.	4,300,000	203,476
Naspers Ltd., Class N2	1,700,000	187,566
General Motors Co.	5,000,000	172,100
Lowe’s Companies, Inc.	3,430,000	167,727
Las Vegas Sands Corp.	1,708,240	137,992
Liberty Global PLC, Class C1	2,353,511	95,811
Liberty Global PLC, Class A1	863,679	35,929
Ralph Lauren Corp., Class A	750,000	120,697
VF Corp.	1,400,000	86,632
Toyota Motor Corp.[2]	930,000	52,339
Wynn Resorts, Ltd.	200,000	44,430
Industria de Diseño Textil, SA2	140,000	21,043
		10,938,936

Information technology 15.42%

Microsoft Corp.	51,635,000	2,116,519
Google Inc., Class A1	1,462,800	1,630,305
Apple Inc.	1,975,000	1,060,061
Texas Instruments Inc.	14,280,300	673,316
Avago Technologies Ltd.	10,049,993	647,320
ASML Holding NV2	4,555,030	421,710
ASML Holding NV (New York registered)	2,396,000	223,690
Cisco Systems, Inc.	26,330,000	590,055
Analog Devices, Inc.	6,799,000	361,299
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	58,225,000	227,506
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,331,600	126,759
Amphenol Corp., Class A	3,650,000	334,522
Intel Corp.	12,000,000	309,720
salesforce.com, inc.[1]	4,430,000	252,909
Intuit Inc.	2,962,382	230,266
MasterCard Inc., Class A	2,500,000	186,750
Baidu, Inc., Class A (ADR)[1]	985,000	150,094
Maxim Integrated Products, Inc.	4,297,700	142,340
Murata Manufacturing Co., Ltd.[2]	1,455,000	136,928
LinkedIn Corp., Class A1	702,000	129,828
Visa Inc., Class A	600,000	129,516
TE Connectivity Ltd.	1,955,000	117,711
Rackspace Hosting, Inc.[1]	3,172,700	104,128
ASM Pacific Technology Ltd.[2]	10,397,300	100,937
Concur Technologies, Inc.[1]	474,000	46,959
		10,451,148

Industrials 13.48%

Boeing Co.	11,695,000	1,467,606
Union Pacific Corp.	6,615,000	1,241,371
General Electric Co.	33,300,000	862,137
Caterpillar Inc.	7,025,000	698,074
Airbus Group NV2	8,490,000	608,854
Lockheed Martin Corp.	3,328,200	543,295
Common stocks
		Value
Industrials (continued)	Shares	(000)

Parker-Hannifin Corp.	4,350,000	$ 520,739
Rockwell Automation	3,500,000	435,925
Deere & Co.	3,500,000	317,800
Siemens AG2	2,000,000	269,156
Schneider Electric SA2	2,807,000	249,560
Honeywell International Inc.	2,400,000	222,624
Cummins Inc.	1,410,000	210,076
United Technologies Corp.	1,725,000	201,549
Iron Mountain Inc.	6,319,011	174,215
Masco Corp.	7,750,000	172,128
MTU Aero Engines AG2	1,835,346	170,703
Grafton Group PLC, units[2,3]	15,037,000	162,178
Fastenal Co.	3,100,000	152,892
Waste Management, Inc.	3,400,000	143,038
Meggitt PLC[2]	14,055,334	112,674
Ryanair Holdings PLC (ADR)[1]	1,850,000	108,798
Northrop Grumman Corp.	740,000	91,301
		9,136,693

Health care 10.51%

Merck & Co., Inc.	21,785,000	1,236,734
Gilead Sciences, Inc.[1]	9,843,790	697,531
Express Scripts Holding Co.[1]	8,180,000	614,236
Bristol-Myers Squibb Co.	9,300,000	483,135
Johnson & Johnson	4,700,000	461,681
Vertex Pharmaceuticals Inc.[1]	6,215,000	439,525
Pfizer Inc.	12,250,000	393,470
AbbVie Inc.	7,415,000	381,131
Baxter International Inc.	5,097,650	375,085
AstraZeneca PLC[2]	4,060,000	263,060
AstraZeneca PLC (ADR)	700,000	45,416
Regeneron Pharmaceuticals, Inc.[1]	890,000	267,249
Edwards Lifesciences Corp.[1]	3,300,000	244,761
Roche Holding AG2	800,000	240,469
Intuitive Surgical, Inc.[1]	498,000	218,119
Hologic, Inc.[1]	10,005,000	215,108
Thermo Fisher Scientific Inc.	1,400,000	168,336
UnitedHealth Group Inc.	1,852,000	151,846
Boston Scientific Corp.[1]	7,000,000	94,640
PerkinElmer, Inc.	2,035,000	91,697
Humana Inc.	396,000	44,637
		7,127,866

Energy 9.37%

Suncor Energy Inc.	16,092,932	562,052
Enbridge Inc.	11,742,180	533,311
ConocoPhillips	6,000,000	422,100
FMC Technologies, Inc.[1]	7,450,000	389,561
Noble Energy, Inc.	5,400,000	383,616
Occidental Petroleum Corp.	4,000,000	381,160
Royal Dutch Shell PLC, Class B (ADR)	4,700,000	367,117
Chevron Corp.	2,773,900	329,845
Baker Hughes Inc.	5,000,000	325,100
Common stocks
		Value
Energy (continued)	Shares	(000)

Southwestern Energy Co.[1]	7,000,000	$ 322,070
Concho Resources Inc.[1]	2,420,000	296,450
Chesapeake Energy Corp.	9,870,000	252,869
Denbury Resources Inc.	14,725,000	241,490
EOG Resources, Inc.	1,000,000	196,170
Oceaneering International, Inc.	2,449,764	176,040
Kinder Morgan, Inc.	5,136,472	166,884
Schlumberger Ltd.	1,600,000	156,000
Oil States International, Inc.[1]	1,467,000	144,646
Murphy Oil Corp.	2,286,022	143,699
Peyto Exploration & Development Corp.	3,977,500	135,713
TOTAL SA2	2,000,000	131,360
Pioneer Natural Resources Co.	500,000	93,570
Phillips 66	1,170,000	90,160
CONSOL Energy Inc.	1,600,000	63,920
Spectra Energy Corp	1,300,000	48,022
		6,352,925

Consumer staples 5.32%

Philip Morris International Inc.	15,820,000	1,295,183
Procter & Gamble Co.	5,544,400	446,879
PepsiCo, Inc.	4,285,497	357,839
Kimberly-Clark Corp.	3,031,505	334,224
British American Tobacco PLC[2]	5,095,000	283,659
Campbell Soup Co.	6,000,000	269,280
Herbalife Ltd.	3,062,000	175,361
Costco Wholesale Corp.	1,460,000	163,053
Japan Tobacco Inc.[2]	4,705,000	147,531
Pernod Ricard SA2	1,150,000	133,981
		3,606,990

Materials 4.62%

LyondellBasell Industries NV, Class A	6,270,000	557,654
FMC Corp.	6,408,000	490,597
E.I. du Pont de Nemours and Co.	6,000,000	402,600
Potash Corp. of Saskatchewan Inc.	10,350,000	374,877
Dow Chemical Co.	6,452,064	313,506
Praxair, Inc.	2,320,000	303,850
Mosaic Co.	5,000,000	250,000
Monsanto Co.	1,500,000	170,655
MeadWestvaco Corp.	3,660,000	137,762
Nucor Corp.	1,591,000	80,409
HudBay Minerals Inc.	6,744,900	52,654
		3,134,564

Telecommunication services 1.87%

Verizon Communications Inc.	7,501,369	356,840
SoftBank Corp.[2]	4,295,000	323,927
Vodafone Group PLC[2]	78,870,000	290,364
Deutsche Telekom AG2	12,800,000	207,036
Orange[2]	6,000,000	88,727
		1,266,894

Common stocks
		Value
Utilities 0.71%	Shares	(000)

National Grid PLC[2]	15,219,285	$ 209,024
FirstEnergy Corp.	4,900,000	166,747
PG&E Corp.	2,500,000	108,000
		483,771
Miscellaneous 1.45%

Other common stocks in initial period of acquisition		980,531
Total common stocks (cost: $43,020,609,000)		64,853,485
Warrants 0.00%

Energy 0.00%

Kinder Morgan, Inc., warrants, expire 2017[1]	608,000	1,076
Total warrants (cost: $1,158,000)		1,076

	Principal amount
Short-term securities 3.84%	(000)

Federal Home Loan Bank 0.05%–0.14% due 4/7–8/15/2014	$1,113,400	1,113,245
Freddie Mac 0.07%–0.17% due 4/3/2014–1/6/2015	439,000	438,916
Coca-Cola Co. 0.10%–0.17% due 4/10–9/8/2014[4]	249,500	249,431
Abbott Laboratories 0.08%–0.10% due 4/25–6/24/2014[4]	188,700	188,689
Fannie Mae 0.05%–0.14% due 5/1–9/22/2014	134,650	134,629
Paccar Financial Corp. 0.07%–0.10% due 4/15–6/19/2014	57,000	56,987
Federal Farm Credit Banks 0.10%–0.15% due 5/7–8/25/2014	52,100	52,089
Chevron Corp. 0.09%–0.10% due 5/16–5/20/2014[4]	50,600	50,590
General Electric Capital Corp. 0.18% due 4/1/2014	50,000	50,000
Procter & Gamble Co. 0.07% due 4/2/2014[4]	50,000	50,000
ExxonMobil Corp. 0.07% due 4/11/2014	50,000	49,998
Emerson Electric Co. 0.085% due 4/24/2014[4]	37,300	37,298
John Deere Bank SA 0.08% due 5/6/2014[4]	36,900	36,897
Regents of the University of California 0.12% due 5/1/2014	30,000	29,997
Pfizer Inc 0.09% due 6/18/2014[4]	25,000	24,997
Private Export Funding Corp. 0.12% due 7/22/2014[4]	25,000	24,988
National Rural Utilities Cooperative Finance Corp. 0.10% due 4/16/2014	8,200	8,200
U.S. Treasury Bill 0.103% due 4/24/2014	3,500	3,500
Total short-term securities (cost: $2,600,264,000)		2,600,451
Total investment securities (cost: $45,622,031,000)		67,455,012
Other assets less liabilities		329,987
Net assets		$67,784,999

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2014, appear below.

						Value of
						affiliates at
					Dividend income	3/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	$ 714	$ 215,390
Grafton Group PLC, units[2]	15,037,000	—	—	15,037,000	1,374	162,178
					$2,088	$377,568

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,298,200,000, which represented 9.29% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Represents an affiliated company as defined under the Investment Company Act of 1940.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $662,890,000, which represented ..98% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 10,462,684	$ 910,483	$—	$ 11,373,167
	Consumer discretionary	10,677,988	260,948	—	10,938,936
	Information technology	9,564,067	887,081	—	10,451,148
	Industrials	7,563,568	1,573,125	—	9,136,693
	Health care	6,624,337	503,529	—	7,127,866
	Energy	6,221,565	131,360	—	6,352,925
	Consumer staples	3,041,819	565,171	—	3,606,990
	Materials	3,134,564	—	—	3,134,564
	Telecommunication services	356,840	910,054	—	1,266,894
	Utilities	274,747	209,024	—	483,771
	Miscellaneous	633,106	347,425	—	980,531
	Warrants	1,076	—	—	1,076
	Short-term securities	—	2,600,451	—	2,600,451
Total		$58,556,361	$8,898,651	$—	$67,455,012

*Securities with a value of $6,145,969,000, which represented 9.07% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$22,362,065
Gross unrealized depreciation on investment securities	(535,276)
Net unrealized appreciation on investment securities	21,826,789
Cost of investment securities for federal income tax purposes	45,628,223

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-010-0514O-S37671

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2014